INFORMATION ABOUT GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2012
INFORMATION ABOUT GEOGRAPHIC AREAS

16. INFORMATION ABOUT GEOGRAPHIC AREAS

Our operations are primarily within the U.S. and Puerto Rico. Products are sold on an export-only basis to portions of Latin America and the Caribbean Basin. The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2012	2011	2010
Revenues:
United States	$3,087,256	$2,938,907	$2,844,595
Canada	240,254	—	—
Mexico	104,202	38,852	—

Total Revenues	$3,431,712	$2,977,759	$2,844,595

December 31,	2012	2011
Long-Lived Assets:
United States	$429,153	$430,022
Canada	225,076	—
Mexico	5,376	4,239

Total Long-Lived Assets	$659,605	$434,261

Revenues are attributed to countries based on the location of the store from which the sale occurred. Long-lived assets consist of property and equipment, goodwill and intangible assets.